Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 1,016	$ 433
Guarantees and commitments	347	283
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	102	102
Amounts due to joint ventures and associates	44	102
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	3,397	5,466
Amounts due to joint ventures and associates	1,070	2,226
Unsubordinated accounts receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	160	147
Amounts due from joint ventures and associates	96	147
Unsubordinated accounts receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	4,527	4,330
Amounts due from joint ventures and associates	$ 4,188	$ 2,942